POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 19, 2011 TO THE
PROSPECTUS DATED FEBRUARY 28, 2011 OF:

PowerShares Active Low Duration Fund
PowerShares Active Mega Cap Fund
PowerShares Active U.S. Real Estate Fund

Effective as of November 15, 2011, Ralph Coutant no longer will be responsible for the day-to-day management of PowerShares Active Mega Cap Fund. Also effective as of that date, Mike Abata will be co-responsible for the day-to-day portfolio management of PowerShares Active Mega Cap Fund.

Accordingly, the section titled "PowerShares Active Mega Cap Fund—Summary Information—Management of the Fund" on page 20 is hereby deleted and replaced with the following:

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Investment Sub-Adviser. Invesco Advisers, Inc.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

Name	Title with Adviser	Date Began Managing the Fund
Glen E. Murphy	Portfolio Manager of the Sub-Adviser	Since inception

Anthony J. Munchak	Portfolio Manager of the Sub-Adviser	Since inception

Francis M. Orlando	Portfolio Manager of the Sub-Adviser	Since inception

Andrew Waisburd	Portfolio Manager of the Sub-Adviser	May 2011

Mike Abata	Portfolio Manager of the Sub-Adviser	November 2011

In addition, the first bullet point under the third paragraph of the section titled "Management of the Funds—Portfolio Managers" on page 34 is hereby deleted and replaced with the following:

•  Mike Abata, Portfolio Manager, has been responsible for the management of the Fund since 2011 and has been associated with Invesco and/or its affiliates in an investment management capacity since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers. Prior to 2008, he was Portfolio Manager at Putnam Investment Management.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-10 10/19/11

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 19, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 28, 2011 OF:

PowerShares Active Low Duration Fund
PowerShares Active Mega Cap Fund
PowerShares Active U.S. Real Estate Fund

Effective as of November 15, 2011, Ralph Coutant no longer will be responsible for the day-to-day management of PowerShares Active Mega Cap Fund. Also effective as of that date, Mike Abata will be co-responsible for the day-to-day portfolio management of PowerShares Active Mega Cap Fund.

Accordingly, on page 29, the fourth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of September 30, 2011, Mike Abata managed no registered investment companies, no other pooled investment vehicles and no other accounts.

In addition, on page 31, the twenty-third paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of October 31, 2010, Messrs. Blackburn, Case, Curbo, Munchak, Murphy, Orlando, Rodriguez and Waisburd and Ms. Wang did not own any securities of the Funds. As of September 30, 2011, Mr. Abata did not own any securities of the Funds.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-10 10/19/11